Satellites and Other Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Construction-in-progress	$ 700.0	$ 700.0	$ 1,100.0
Capitalized interest		60.0	98.3
Depreciation expense		$ 665.6	$ 646.4	$ 627.5
Intelsat 33e Satellite Anomaly [Member]
Property, Plant and Equipment [Line Items]
Insurance proceeds	$ 49.8
Loss on claim receivable from insurer					$ 78.0